Summary of Significant Accounting Policies - Summary of the Company's revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 64	$ 105	$ 130	$ 222	$ 538	$ 3,939
Product Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 64	37	$ 130	66	186	12
Collaboration Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 68		$ 156	$ 352	$ 3,927